Business Combinations (Details) ¥ in Millions		1 Months Ended		12 Months Ended
	Dec. 04, 2020 USD ($) shares	Dec. 04, 2020 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Aug. 27, 2018
Business Combinations (Details) [Line Items]
Cash consideration	$ 2,500,000	$ 2,510,229	$ 60,000,000	¥ 16.4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 1,016	$ 1,016	$ 612,692		$ 1,500,000	¥ 9.6
Business acquisition, shares	1,789,618
Superengine [Member]
Business Combinations (Details) [Line Items]
Acquisition, percentage							100.00%
Botbrain [Member]
Business Combinations (Details) [Line Items]
Acquisition, percentage	67.36%	67.36%